Subscription Agreement (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 18, 2023	Oct. 09, 2022
Subscription Agreement [Line Items]
Sale of units			20,000,000
Share of common stock				200,000
Price per unit (in Dollars per share)	$ 0.25	$ 0.25	$ 0.25
Fair value of Subscription agreement liability (in Dollars)	$ 638,000	$ 864,000
Fair value of subscription agreement liability (in Dollars)	$ 226,000	$ 900,000
Estimated probability percentage	35.00%	55.00%
Subscription Arrangement [Member]
Subscription Agreement [Line Items]
Fair value of Subscription agreement liability (in Dollars)		$ 800,000
Common Stock [Member]
Subscription Agreement [Line Items]
Share of common stock			1
Warrant [Member]
Subscription Agreement [Line Items]
Share of common stock			0.3